General (Details) - USD ($) $ in Thousands		1 Months Ended							12 Months Ended
	Mar. 07, 2018	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 27, 2019	Mar. 31, 2018	Feb. 28, 2017	Aug. 01, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2018	Dec. 31, 2017	Feb. 06, 2020
General (Details) [Line Items]
Business combination, consideration tansferred, total				$ 5,608	$ 5,760			$ 2,380
Net impact on cash flow from investing activities									$ 1,554	$ 4,054
Performance-based payments, description					In addition, the sellers and senior executives have performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700.
Revenues									325,674	289,707		$ 269,194
Net income (loss)									26,247	$ 13,785		$ 352
Cálculo [Member]
General (Details) [Line Items]
Revenues									2,792
Net income (loss)									116
StoneRiver [Member]
General (Details) [Line Items]
Business combination, consideration tansferred, total							$ 101,351
Business combination, acquisition related costs							$ 1,348
KnowledgePrice [Member]
General (Details) [Line Items]
Business combination, consideration tansferred, total											$ 5,720
Performance-based payments, description											In addition, the seller has performance-based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and a retention payment of up to $1,116 that is subject to continued employment, and therefore not part of the purchase price, of which the Company paid $590 during 2019.
Business combination, contingent consideration, liability									$ 62		$ 1,652
Cash [Member] | KnowledgePrice [Member]
General (Details) [Line Items]
Business combination, consideration tansferred, total											$ 4,068
Subsequent Event [Member]
General (Details) [Line Items]
Business combination, consideration tansferred, total		$ 152
Business combination, contingent consideration, liability													$ 2,200
Adaptik Corporation [Member]
General (Details) [Line Items]
Business combination, consideration tansferred, total	$ 18,179					$ 17,979
Performance-based payments, description	In addition, the seller has performance-based payments relating to achievements of revenue targets over three years (2018-2020) of up to $3,700, of which $1,300 was paid during 2019.
Business combination, acquisition related costs	$ 300
Adaptik Corporation [Member] | Subsequent Event [Member]
General (Details) [Line Items]
Business combination, consideration tansferred, total			$ 200